Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements reflect all adjustments that, in the opinion of management, are of a normal recurring nature and are necessary to fairly present the financial statements for the interim periods. The condensed consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been prepared in accordance with the regulations of the Securities and Exchange Commission (“SEC”) for interim financial statements. Results for the interim periods are not necessarily indicative of results to be expected for the full year. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes for the year ended October 31, 2024.

Basis of Presentation

The accompanying consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and include the assets, liabilities, revenues and expenses of wholly owned subsidiaries, VIE and subsidiaries of the VIE over which the Company exercises control and, when applicable, entity for which the Company has a controlling financial interest or is the primary beneficiary. All inter-company accounts and transactions have been eliminated in consolidation.

Subsidiary is entity in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

An entity is considered to be a VIE if the entity’s equity holders do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

The Company consolidates entities for which the Company is the primary beneficiary if the entity’s other equity holders do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

In determining whether the Company or its subsidiaries is the primary beneficiary of a VIE, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, including the power to appoint senior management, right to direct company strategy, power to approve capital expenditure budgets, and power to establish and manage ordinary business operation procedures.

Upon loss of control, the Company derecognizes the assets and liabilities of the subsidiary, any non-controlling interests and the other components of equity related to the subsidiary. Any surplus or deficit arising on the loss of control is recognized in profit or loss. If the Company retains any interest in the previous subsidiary, then such interest is measured at fair value at the date that control is lost. Subsequently it is accounted for as an equity-accounted investee or as cost method investment depending on the level of influence retained.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and include the assets, liabilities, revenues and expenses of wholly owned subsidiaries, VIE and subsidiaries of the VIE over which the Company exercises control and, when applicable, entity for which the Company has a controlling financial interest or is the primary beneficiary. All inter-company accounts and transactions have been eliminated in consolidation.

Subsidiary is entity in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

An entity is considered to be a VIE if the entity’s equity holders do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

The Company consolidates entities for which the Company is the primary beneficiary if the entity’s other equity holders do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

In determining whether the Company or its subsidiaries is the primary beneficiary of a VIE, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, including the power to appoint senior management, right to direct company strategy, power to approve capital expenditure budgets, and power to establish and manage ordinary business operation procedures.

Upon loss of control, the Company derecognizes the assets and liabilities of the subsidiary, any non-controlling interests and the other components of equity related to the subsidiary. Any surplus or deficit arising on the loss of control is recognized in profit or loss. If the Company retains any interest in the previous subsidiary, then such interest is measured at fair value at the date that control is lost. Subsequently it is accounted for as an equity-accounted investee or as cost method investment depending on the level of influence retained.

Translation of Foreign Currencies

Translation of Foreign Currencies

The functional currency is the U.S. dollar for the Company’s Cayman Island operations, Hong Kong dollars for Hong Kong entity, and the Renminbi for all other Company operations. The Company’s reporting currency is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated at year-end exchange rates, income statement accounts are translated at average rates of exchange for the year and equity is translated at historical exchange rates. Any translation gains or losses are recorded in other comprehensive income (loss). Gains or losses resulting from foreign currency transactions are included in net income (loss).

Translation of Foreign Currencies

The functional currency is the U.S. dollar for the Company’s Cayman Island operations, Hong Kong dollars for Hong Kong entity, and the Renminbi for all other Company operations. The Company’s reporting currency is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated at year-end exchange rates, income statement accounts are translated at average rates of exchange for the year and equity is translated at historical exchange rates. Any translation gains or losses are recorded in other comprehensive income (loss). Gains or losses resulting from foreign currency transactions are included in net income (loss).

VIE Agreements

VIE Agreements

Due to PRC legal restrictions or foreign ownership in certain sectors, neither the Company or the Company’s subsidiaries own any equity interest in Beijing Yading and Tianjin Aideng (together “VIE”). Instead, WFOE, VIE and VIE’s shareholders entered into a series of contractual arrangements (“VIE Agreements”) in 2021 and 2022. The VIE agreements are designed to provide WFOE with the power, rights and obligations equivalent in all material respects to those it would possess as the sole equity holder of VIE, including absolute control rights and the rights to the assets, property and net income of VIE. Accordingly, the Company is considered the primary beneficiary of VIE and has consolidated the VIE and the VIE’s subsidiaries’ assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements.

Each of the VIE Agreements is described in detail below:

Contracts that enable the Company to receive substantially all of the economic benefits from the VIE

Exclusive Business Cooperation Agreement

Pursuant to the Exclusive Business Cooperation Agreement between VIE and WFOE, WFOE provides VIE with technical support, consulting services and other management services relating to its day-to-day business operations and management, on an exclusive basis. The Exclusive Business Cooperation Agreement has come into effect as of July 28, 2021. For services rendered to VIE by WFOE under this agreement, WFOE is entitled to collect a service fee that shall be paid per month of 100% of VIE’s monthly profit. The term of the Exclusive Business Cooperation Agreement is ten years unless it is terminated by WFOE with 30-day prior notice.

Contracts that give the Company effective control of the VIE

Equity Interest Pledge Agreement

WFOE, VIE and VIE’s shareholders entered into an Equity Interest Pledge Agreement, pursuant to which VIE’s shareholders pledged all of their equity interest in VIE to WFOE in order to guarantee the performance of VIE’s obligations under the Exclusive Business Cooperation Agreement as described above. The Equity Interest Pledge Agreement has come into effect as of June 21, 2022. During the term of the pledge, WFOE is entitled to receive any dividends declared on the pledged equity interest of VIE. The Equity Interest Pledge Agreement ends when all contractual obligations under the Exclusive Business Cooperation Agreement have been fully performed.

Exclusive Equity Interests Purchase Agreement

Under the Exclusive Equity Interests Purchase Agreement, the VIE’s Shareholders granted WFOE (or its designee) an exclusive option to purchase, to the extent permitted under PRC law, part or all of their equity interests in VIE. The option price is equal to RMB 1 or the lowest price permissible under the applicable PRC laws and regulations (whichever is lower). The Exclusive Equity Interests Purchase Agreement remains effective for a term of ten years and may be renewed at WFOE’s election.

Power of Attorney

Each shareholder of the VIE has executed an irrevocable power of attorney in favor of WFOE. Pursuant to this power of attorney, the WFOE has full power and authority to exercise all of such shareholder’s rights with respect to his equity interest in the VIE. The power of attorney will remain in force for so long as the shareholder remains a shareholder of VIE.

Based on the foregoing VIE Agreements, WFOE has effective control of VIE which enables WFOE to receive all of the expected residual returns and absorb the expected losses of the VIE and its subsidiaries. Management therefore concludes that the Company, through the above contractual arrangements, has the power to direct the activities that most significantly impact the VIE’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the VIE, and therefore the Company is the ultimate primary beneficiary of the VIE. Consequently, the Company consolidates the accounts of VIE and its subsidiaries for the periods presented herein, in accordance with Accounting Standards Codification (“ASC”) 810-10, Consolidation.

The following consolidated financial information of the VIE and its subsidiaries as a whole as of October 31, 2024 and 2023 and for the years ended October 31, 2024, and 2023 was included in the accompanying consolidated financial statements of the Company. Intercompany transactions between the VIE and VIE’s subsidiaries are eliminated in the financial information presented below:

	As of October 31,
	2024	2023
Cash and cash equivalents	$231,578	$4,517
Restricted cash	—	4,100
Accounts receivable, net	4,552,859	3,952,652
Due from related parties	190,382	188,777
Prepaid assets and other receivable	793,072	686,116
Other current assets	2,081	2,025
Fixed assets, net	54,028	64,917
Deferred tax assets	934,464	1,003,893
Total Assets	$6,758,464	$5,906,997

Accounts payable	$1,039,051	$1,213,298
Accrued liabilities and other payables	596,835	731,576
Salary payable	630,954	1,177,884
Taxes payable	261,125	282,361
Due to related parties	207,171	201,952
Contract liabilities	1,464,476	1,881,678
Short term loans	421,479	369,024
Long term loans	1,369,805	1,332,586
Total Liabilities	$5,990,896	$7,190,359

	Years Ended October 31,
	2024	2023
Revenues	$5,353,063	$7,261,751
Income (loss) from operations	$2,001,556	$(350,859)
Net income (loss)	$1,804,490	$(301,282)

	Years Ended October 31,
	2024	2023
Net Cash (Used in) Provided by Operating Activities	(18,971)	(1,002,752)
Net Cash Used in Investing Activities	—	(1,681)
Net Cash (Used in) Provided by Financing Activities	89,674	(355,637)

Risks in relation to the VIE structure

Risks in relation to the VIE structure

As all of the VIE Agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC, they would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal environment in the PRC may not be as developed as in other jurisdictions. As a result, uncertainties in the PRC legal system could further limit the Company’s ability to enforce these VIE Agreements. Furthermore, these contracts may not be enforceable in China if PRC government authorities or courts take a view that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event the Company is unable to enforce these VIE Agreements, it may not be able to exert effective control over Beijing Yadin and Tianjin Aideng and its ability to conduct its business may be materially and adversely affected.

All of the Company’s main current operations are conducted through Beijing Yadin and Tianjin Aideng and its subsidiaries. Current regulations in China permit Beijing Yadin and Tianjin Aideng to pay dividends to the Company only out of its accumulated distributable profits, if any, determined in accordance with its article of association and PRC accounting standards and regulations. The ability of Beijing Yadin and Tianjin Aideng to make dividends and other payments to the Company may be restricted by factors including changes in applicable foreign exchange and other laws and regulations.

Current Expected Credit Losses

Current Expected Credit Losses

On November 1, 2022, the Company adopted FASB ASC Topic 326 – “Financial Instruments – Credit Losses” (“ASC Topic 326”) for financial assets at amortized cost including accounts receivable and other receivables. This guidance replaced the “incurred loss” impairment methodology with an approach based on “expected losses” to estimate credit losses on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance requires financial assets to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the cost of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Changes in these estimates and assumptions may have a material impact on the consolidated financial statements and accompanying notes. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Significant estimates during the six months ended April 30, 2025 include the assumptions used in assessing impairment of long- term assets, the valuation of deferred tax assets and associated valuation allowances, and the valuation of stock-based compensation.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Changes in these estimates and assumptions may have a material impact on the consolidated financial statements and accompanying notes. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Significant estimates during the years ended October 31, 2024 and 2023 include the assumptions used in assessing impairment of long-term assets, the valuation of deferred tax assets and associated valuation allowances, and the valuation of stock-based compensation.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of deposits with banks and all highly liquid investments, with maturities of three months or less, that are not segregated and deposited for regulatory purposes.

At April 30, 2025 and October 31, 2024, the Company’s cash balances by geographic area were as follows:

	April 30,	October 31,
Country:	2025	2024
China	$254,956	$237,707
United States	14,223	29,662
Total cash and restricted cash	$269,179	$267,369

The Company maintains its cash in bank deposit accounts which at times may exceed insured limits. The Company has two bank accounts with U.S. bank subject to FDIC insurance. The Company has not experienced any losses in such accounts. Management believes that the Company is not exposed to any significant credit risk on cash and cash equivalents.

Cash in China may not be freely transferable out of the PRC because of exchange control regulations or other reasons.

Cash and Cash Equivalents

Cash and cash equivalents consist of deposits with banks and all highly liquid investments, with maturities of three months or less, that are not segregated and deposited for regulatory purposes.

At October 31, 2024 and 2023, the Company’s cash balances by geographic area were as follows:

	October 31,
Country:	2024	2023
China	$237,707	$10,263
United States	29,662	3,068
Total cash and restricted cash	$267,369	$13,331

The Company maintains its cash in bank deposit accounts which at times may exceed insured limits. The Company has two bank accounts with U.S. bank subject to FDIC insurance. The Company has not experienced any losses in such accounts. Management believes that the Company is not exposed to any significant credit risk on cash and cash equivalents.

Cash in China may not be freely transferable out of the PRC because of exchange control regulations or other reasons.

Accounts Receivable and Allowance for Credit Losses

Accounts Receivable and Allowance for Credit Losses

Accounts receivable are stated at the historical carrying amount net of allowance for expected credit losses.

On November 1, 2022, the Company adopted FASB ASC Topic 326 — “Financial Instruments — Credit losses” (“ASC Topic 326”) to estimate the allowance for expected credit losses which replaces the incurred loss methodology with the current expected credit loss (“CECL”) methodology. The Company adopted ASC Topic 326 using the modified retrospective approach for all in-scope assets. The adoption of ASC Topic 326 on the Company’s consolidated and combined financial statements was immaterial.

The Company has developed a current expected credit loss (“CECL”) model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The Company considers historical collection rates, current financial status, macroeconomic factors, and other industry-specific factors when evaluating for current expected credit losses.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are presented net of an allowance for doubtful accounts. The Company maintains allowance for doubtful accounts for estimated losses. The Company reviews its accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer’s historical payment history, its current credit-worthiness and current economic trends. Accounts are written off after exhaustive efforts at collection. As of October 31, 2024 and 2023, the Company recorded $566,572 and $345,311 bad debt expenses, respectively. The amount was included in the line item “General and administrative” in the consolidated income statements.

Other Current Asset

Other Current Asset

Other current asset consists of input value added taxes (“VAT”) credits, which represents the VAT amount that remains unused due to the discrepancy between input and output VAT over a specific period. When output VAT is lower than input VAT, the unused input VAT can be carried forward for deduction in future periods. This unused portion is referred to as carryforward VAT credits. As of April 30, 2025 and October 31, 2024, the balance of other current asset was $158,686 and $162,478, respectively.

Other Current Asset

Other current asset consists of input value added taxes (“VAT”) credits, which represents the VAT amount that remains unused due to the discrepancy between input and output VAT over a specific period. When output VAT is lower than input VAT, the unused input VAT can be carried forward for deduction in future periods. This unused portion is referred to as carryforward VAT credits. As of October 31, 2024, and 2023, the balance of other current asset was $162,478 and $157,948, respectively.

Fixed Assets, net

Fixed Assets, net

Fix assets are stated at cost less accumulated depreciation and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Estimated Useful Life
Office equipment	3 years
Software	10 years

Fixed Assets, net

Fix assets are stated at cost less accumulated depreciation, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Estimated Useful Life
Office equipment	3 years
Software	10 years

Impairment of Long-lived Assets

Impairment of Long-lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment by comparing carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. As of April 30, 2025, and October 31, 2024, the Company did not record any impairment charge, as no impairment indicators were noted.

Impairment of Long-lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment by comparing carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. The Company did not record any impairment charge for the years ended October 31, 2024 and 2023, as there was no impairment indicator noted.

Contract liabilities

Contract Liabilities

Contract liabilities on uncompleted contracts represent the amounts of cash collected from customers, billings to clients on contracts in advance of work performed and revenue recognized. The majority of these amounts are expected to be earned within twelve months and are classified as current liabilities.

Contract liabilities

Contract liabilities on uncompleted contracts represent the amounts of cash collected from customers, billings to clients on contracts in advance of work performed and revenue recognized. The majority of these amounts are expected to be earned within twelve months and are classified as current liabilities.

Concentration of Credit Risk and Uncertainties

Concentration of Credit Risk and Uncertainties

Currently, the Company’s operations are carried out in China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in China, and by the general state of China’s economy. The Company’s operations in China are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of trade accounts receivable. A portion of the Company’s sales are credit sales to customers whose ability to pay are dependent upon the prevailing industry economics. The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk.

No customer accounted for 10% or more of the Company’s revenue during the six months ended April 30, 2025 and 2024. No supplier accounted for 10% or more of the Company’s purchase during the six months ended April 30, 2025 and 2024

Concentration of Credit Risk and Uncertainties

Currently, the Company’s operations are carried out in China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in China, and by the general state of China’s economy. The Company’s operations in China are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of trade accounts receivable. A portion of the Company’s sales are credit sales to customers whose ability to pay are dependent upon the prevailing industry economics. The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk.

No customer accounted for 10% or more of the Company’s revenue during the years ended October 31, 2024 and 2023. No supplier accounted for 10% or more of the Company’s purchase during the years ended October 31, 2024 and 2023

Revenue Recognition

Revenue Recognition

The Company recognizes revenue under Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

●	Step 1: Identify the contract with the customer
●	Step 2: Identify the performance obligations in the contract
●	Step 3: Determine the transaction price
●	Step 4: Allocate the transaction price to the performance obligations in the contract
●	Step 5: Recognize revenue when the company satisfies a performance obligation

In order to identify the performance obligations in a contract with a customer, a company must assess the promised goods or services in the contract and identify each promised goods or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” goods or service (or bundle of goods or services) if both of the following criteria are met:

●	The customer can benefit from the goods or service either on its own or together with other resources that are readily available to the customer (i.e., the goods or service is capable of being distinct).
●	The entity’s promise to transfer the goods or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the goods or service is distinct within the context of the contract).

If a goods or service is not distinct, the goods or service is combined with other promised goods or services until a bundle of goods or services is identified that is distinct.

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties (for example, some sales taxes). The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

The transaction price is allocated to each performance obligation on a relative standalone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time as appropriate.

Types of revenue:

SaaS services

The Company provide SaaS services to its customers with its flagship Software as a Service (“SaaS”) platform. The platform integrates hospital data flows to provide efficient, secure, and streamlined operations. The platform supports seven core product areas, including medical record quality control, cost analysis, and decision-making, enabling precise hospital management and etc.. The Company primarily focuses on direct sales and establishing long-term partnerships with hospitals.

A contract is established between the Company and the customer, specifying the services to be performed and the payment terms. By signing the sales contract, customers agree to utilize the Hospital DRG/DIP Collaborative Management Platform and pay the specified consideration. To mitigate credit risk, the Company typically requires advance payments from customers. As of April 30, 2025 and October 31, 2024, the Company recorded contract liabilities of $1,679,113 and $1,464,476, respectively, which will be recognized as revenue upon performance/delivery of the services/products sold. The Company identifies a single performance obligation for the services provided, eliminating the need for transaction price allocation. The contract specifies a fixed amount as the annual service fee. Revenue from fixed-price contracts is recognized on a straight-line basis over the service period as the services are performed.

Software

The Company provides software for the Hospital DRG/DIP Collaborative Management Platform to its customers, designed to facilitate the management of internal hospital DRG/DIP medical insurance. Installation and operational training are conducted for customers before the software is accepted. The Company also offers customers data maintenance service ranging from 1 to 5 years.

A contract is established between the Company and the customer, outlining the terms governing the transfer of products and payment. By signing the sales contract, customers agree to purchase the software for use in the Hospital DRG/DIP Collaborative Management Platform and to pay the specified consideration. To mitigate credit risk, the Company typically requires advance payments from customers. Two performance obligations are identified – sales of the software and data maintenance services provided. The contract specifies a fixed amount for each performance obligation. Accordingly, revenue from software sales is recognized at point in time when the title and risk of loss transfer to the customer, delivery is deemed complete, and customer acceptance is confirmed. Revenue from data maintenance service is recognized on a straight-line basis over the service period.

Other

The interface fee refers to the charge for integrating with the internal system. Revenue is recognized at the point when the integration is successfully completed.

Revenue Recognition

The Company recognizes revenue under Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

●	Step 1: Identify the contract with the customer
●	Step 2: Identify the performance obligations in the contract
●	Step 3: Determine the transaction price
●	Step 4: Allocate the transaction price to the performance obligations in the contract
●	Step 5: Recognize revenue when the company satisfies a performance obligation

In order to identify the performance obligations in a contract with a customer, a company must assess the promised goods or services in the contract and identify each promised goods or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” goods or service (or bundle of goods or services) if both of the following criteria are met:

●	The customer can benefit from the goods or service either on its own or together with other resources that are readily available to the customer (i.e., the goods or service is capable of being distinct).
●	The entity’s promise to transfer the goods or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the goods or service is distinct within the context of the contract).

If a goods or service is not distinct, the goods or service is combined with other promised goods or services until a bundle of goods or services is identified that is distinct.

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties (for example, some sales taxes). The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

The transaction price is allocated to each performance obligation on a relative standalone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time as appropriate.

Types of revenue:

SaaS services

The Company provide SaaS services to its customers with its flagship Software as a Service (“SaaS”) platform. The platform integrates hospital data flows to provide efficient, secure, and streamlined operations. The platform supports seven core product areas, including medical record quality control, cost analysis, and decision-making, enabling precise hospital management and etc.. The Company primarily focuses on direct sales and establishing long-term partnerships with hospitals.

A contract is established between the Company and the customer, specifying the services to be performed and the payment terms. By signing the sales contract, customers agree to utilize the Hospital DRG/DIP Collaborative Management Platform and pay the specified consideration. To mitigate credit risk, the Company typically requires advance payments from customers. As of October 31, 2024 and 2023, the Company recorded contract liabilities of $1,464,476 and $1,881,864, respectively, which will be recognized as revenue upon performance/delivery of the services/products sold. The Company identifies a single performance obligation for the services provided, eliminating the need for transaction price allocation. The contract specifies a fixed amount as the annual service fee. Revenue from fixed-price contracts is recognized on a straight-line basis over the service period as the services are performed.

Software

The Company provides software for the Hospital DRG/DIP Collaborative Management Platform to its customers, designed to facilitate the management of internal hospital DRG/DIP medical insurance. Installation and operational training are conducted for customers before the software is accepted. The Company also offers customers data maintenance service ranging from 1 to 5 years.

A contract is established between the Company and the customer, outlining the terms governing the transfer of products and payment. By signing the sales contract, customers agree to purchase the software for use in the Hospital DRG/DIP Collaborative Management Platform and to pay the specified consideration. To mitigate credit risk, the Company typically requires advance payments from customers. Two performance obligations are identified – sales of the software and data maintenance services provided. The contract specifies a fixed amount for each performance obligation. Accordingly, revenue from software sales is recognized at point in time when the title and risk of loss transfer to the customer, delivery is deemed complete, and customer acceptance is confirmed. Revenue from data maintenance service is recognized on a straight-line basis over the service period.

Other

The interface fee refers to the charge for integrating with the internal system. Revenue is recognized at the point when the integration is successfully completed.

Disaggregation of Revenue

Disaggregation of Revenue

The following table sets forth the Company’s revenue based on services for the periods indicated:

	Six Months Ended April 30,
	2025	2024
SaaS services	$1,049,996	$2,135,410
Software	80,499	5,225
Other	881,788	992,166
Total revenue	$2,012,283	$3,132,801

Disaggregation of Revenue

The following table sets forth the Company’s revenue based on services for the periods indicated:

	Years Ended October 31,
	2024	2023
SaaS services	$1,970,450	$1,930,709
Software	3,417,039	5,322,428
Other	5,211	8,611
Total revenue	$5,392,700	$7,261,748

Cost of Revenue	Cost of Revenue Cost of revenue includes cost of hardware and devices, SaaS operational and maintenance expenses, and tax charges.	Cost of Revenue Cost of revenue includes cost of hardware and devices, SaaS operational and maintenance expenses, and tax charges.
Selling and Marketing Expenses

Selling and Marketing Expenses

All costs related to selling and marketing are expensed as incurred. For the six months ended April 30, 2025 and 2024, selling and marketing costs amounted to $650,798 and $1,090,742, respectively. Advertising costs are expensed as incurred and included in the selling and marketing expenses. Advertising costs were $-0- for the six months ended April 30, 2025 and 2024.

Selling and Marketing Expenses

All costs related to selling and marketing are expensed as incurred. For the years ended October 31, 2024 and 2023, selling and marketing costs amounted to $1,990,708 and $4,104,101, respectively. Advertising costs are expensed as incurred and included in the selling and marketing expenses. Advertising costs were nil- and $718,087 for the years ended October 31, 2024 and 2023, respectively.

Research and Development Expenses

Research and Development Expenses

Research and development expenses are expensed in the period when incurred. These costs primarily consist of designing, coding, project management, and other IT services related to developing and enhancing the project.

Research and Development Expenses

Research and development expenses are expensed in the period when incurred. These costs primarily consist of designing, coding, project management, and other IT services related to developing and enhancing the project.

Stock-based Compensation

Stock-based Compensation

The Company follows the provisions of Financial Accounting Standards Board (“FASB”) ASC 718, “Compensation — Stock Compensation,” which establishes accounting standards for non-employee and employee stock-based awards. Under the provisions of FASB ASC 718, the fair value of stock issued is used to measure the fair value of services received by the Company. The fair value of the equity instrument is calculated and then recognized as compensation expense over the requisite performance period. For employee stock-based awards, share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense with graded vesting on a straight–line basis, as specified in the stock grant, over the requisite service period for the award.

Stock-based Compensation

The Company follows the provisions of Financial Accounting Standards Board (“FASB”) ASC 718, “Compensation — Stock Compensation,” which establishes accounting standards for non-employee and employee stock-based awards. Under the provisions of FASB ASC 718, the fair value of stock issued is used to measure the fair value of services received by the Company. The fair value of the equity instrument is calculated and then recognized as compensation expense over the requisite performance period. For employee stock-based awards, share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense with graded vesting on a straight–line basis, as specified in the stock grant, over the requisite service period for the award.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset/liability method prescribed by ASC 740, “Income Taxes.” Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely- than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Company follows the accounting guidance for uncertainty in income taxes using the provisions of ASC 740 “Income Taxes”. Using that guidance, tax positions initially need to be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. As of April 30, 2025 and October 31, 2024, the Company had no significant uncertain tax positions that qualify for either recognition or disclosure in the financial statements. The Company recognizes interest and penalties related to significant uncertain income tax positions in other expense, if any. There were no such interest and penalties as of April 30, 2025 and October 31, 2024.

Income Taxes

The Company accounts for income taxes using the asset/liability method prescribed by ASC 740, “Income Taxes.” Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Company follows the accounting guidance for uncertainty in income taxes using the provisions of ASC 740 “Income Taxes”. Using that guidance, tax positions initially need to be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. As of October 31, 2024 and 2023, the Company had no significant uncertain tax positions that qualify for either recognition or disclosure in the financial statements. The Company recognizes interest and penalties related to significant uncertain income tax positions in other expense, if any. There were no such interest and penalties as of October 31, 2024 and 2023.

Value Added Tax

Value Added Tax

Revenues from SaaS service and other services is subject to a VAT of 6%. Software sales is subject to a VAT of 13%. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of services/products provided/sold. The Company reports revenue net of PRC’s VAT for all the years presented on the consolidated statements of operations and comprehensive loss.

Value Added Tax

Revenues from SaaS service and other services is subject to a VAT of 6%. Software sales is subject to a VAT of 13%. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of services/products provided/sold. The Company reports revenue net of PRC’s VAT for all the years presented on the consolidated statements of operations and comprehensive loss.

Fair Value of Financial Instruments and Fair Value Measurements

Fair Value of Financial Instruments and Fair Value Measurements

The Company adopted the guidance of ASC 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

●	Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.
●	Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.
●	Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest. Assets and liabilities measured at fair value on a recurring basis.

Fair Value of Financial Instruments and Fair Value Measurements

The Company adopted the guidance of ASC 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

●	Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.
●	Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.
●	Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest. Assets and liabilities measured at fair value on a recurring basis.

Earnings per Share

Earnings per Share

ASC Topic 260 “Earnings per Share,” requires presentation of both basic and diluted earnings per share (“EPS”) with a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. Basic EPS excludes dilution. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue ordinary stock were exercised or converted into ordinary stock or resulted in the issuance of ordinary stock that then shared in the earnings of the entity.

Basic net loss per ordinary share is computed by dividing net loss available to ordinary shareholders by the weighted average number of shares of ordinary stock outstanding during the period. Diluted net loss per ordinary share is computed by dividing net loss by the weighted average number of shares of ordinary stock, ordinary stock equivalents and potentially dilutive securities outstanding during each period. For the six months ended April 30, 2025, potentially dilutive ordinary shares consisted of ordinary shares issuable upon the exercise of stock options and convertible preferred shares. Ordinary shares equivalents are not included in the calculation of diluted loss per ordinary share if their effect would be anti-dilutive. In a period in which the Company has a net loss, all potentially dilutive securities are excluded from the computation of diluted shares outstanding as they would have had an anti- dilutive impact.

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive:

	Six Months Ended April 30,
	2025	2024
Convertible preferred shares	9,777,384	9,777,384
Stock options	1,710,456	1,683,331

Earnings per Share

ASC Topic 260 “Earnings per Share,” requires presentation of both basic and diluted earnings per share (“EPS”) with a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. Basic EPS excludes dilution. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue ordinary stock were exercised or converted into ordinary stock or resulted in the issuance of ordinary stock that then shared in the earnings of the entity.

Basic net loss per ordinary share is computed by dividing net loss available to ordinary shareholders by the weighted average number of shares of ordinary stock outstanding during the period. Diluted net loss per ordinary share is computed by dividing net loss by the weighted average number of shares of ordinary stock, ordinary stock equivalents and potentially dilutive securities outstanding during each period. For the years ended October 31, 2024 and 2023, potentially dilutive ordinary shares consisted of ordinary shares issuable upon the exercise of stock options and convertible preferred shares. Ordinary shares equivalents are not included in the calculation of diluted loss per ordinary share if their effect would be anti-dilutive. In a period in which the Company has a net loss, all potentially dilutive securities are excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact.

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive:

	Years Ended October 31,
	2024	2023
Stock options	1,710,456	—

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income is comprised of net income (loss) and all changes to the statements of shareholders’ equity (deficit), except those due to investments by shareholders and changes in paid-in capital. For the Company, comprehensive income for the six months ended April 30, 2025 and 2024 consisted of net income and unrealized income (loss) from foreign currency translation adjustment.

Comprehensive Income

Comprehensive income is comprised of net income (loss) and all changes to the statements of shareholders’ equity (deficit), except those due to investments by shareholders and changes in paid-in capital. For the Company, comprehensive income for the years ended October 31, 2024 and 2023 consisted of net income and unrealized income (loss) from foreign currency translation adjustment.

Related Parties

Related Parties

A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Related Parties

A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Segment Reporting

Segment Reporting

ASC 280 “Segment reporting” establishes standards for reporting information on operating segments in interim and annual financial statements. The Company uses “the management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker is the Chief Executive Officer (“CEO”) and chairman of the Company, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. The Company has determined that it has one reportable business segment. During the six months ended April 30, 2025 and 2024, all of the Company’s customers are in the PRC and all revenue is derived from the provision of SaaS services and software.

Segment Reporting

ASC 280 “Segment reporting” establishes standards for reporting information on operating segments in interim and annual financial statements. The Company uses “the management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker is the Chief Executive Officer (“CEO”) and chairman of the Company, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. The Company has determined that it has one reportable business segment. During the years ended October 31, 2024 and 2023, all of the Company’s customers are in the PRC and all revenue is derived from the provision of SaaS services and software.

Going Concern

Going Concern

These unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates, among other things, the realization of assets and the satisfaction of liabilities in the normal course of business.

As reflected in the accompanying unaudited condensed consolidated financial statements, the Company’s working capital deficit and shareholders’ deficit were $577,605 and $16,064,460,respectively, as of April 30, 2025. The Company had incurred accumulated deficit of $46,998,363.

These matters raise substantial doubt about the Company’s ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital, implement its business plan, and generate significant revenues. There are no assurances that the Company will be successful in its efforts to generate significant revenues, maintain sufficient cash balance or report profitable operations or to continue as a going concern. The Company plans to raise capital through the sale of equity to implement its business plan. However, there is no assurance these plans will be realized and that any additional financings will be available to the Company on satisfactory terms and conditions, if any.

The accompanying unaudited condensed consolidated financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

Going Concern

These consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates, among other things, the realization of assets and the satisfaction of liabilities in the normal course of business.

As reflected in the accompanying consolidated financial statements, the Company’s working capital deficit and shareholders’ deficit was approximately $205,000 and $15,615,000, as of October 31, 2024, respectively. The Company had incurred accumulated deficit and generated negative cash flow from operating activities of approximately $46,750,000 and $1,525,000 for the year ended October 31, 2024, respectively.

These matters raise substantial doubt about the Company’s ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital, implement its business plan, and generate significant revenues. There are no assurances that the Company will be successful in its efforts to generate significant revenues, maintain sufficient cash balance or report profitable operations or to continue as a going concern. The Company plans to raise capital through the sale of equity to implement its business plan. However, there is no assurance these plans will be realized and that any additional financings will be available to the Company on satisfactory terms and conditions, if any.

The accompanying consolidated financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023 - 09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This guidance is intended to enhance the transparency and decision - usefulness of income tax disclosures. The amendments in ASU 2023 - 09 address investor requests for enhanced income tax information primarily through changes to disclosure regarding rate reconciliation and income taxes paid both in the U.S. and in foreign jurisdictions. ASU 2023 - 09 is effective for fiscal years beginning after December 15, 2024 on a prospective basis, with the option to apply the standard retrospectively. Early adoption is permitted. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements disclosures.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40), which requires disaggregated disclosure of income statement expenses for public business entities. The objective of ASU 2024-03 is to “address requests from investors for more detailed information about the types of expenses . . . in commonly presented expense captions (such as cost of sales, selling, general, and administrative expenses, and research and development).” Investors advised the FASB that “disclosure of disaggregated information about expenses is critically important in understanding an entity’s performance, assessing an entity’s prospects for future cash flows, and comparing an entity’s performance over time and with that of other entities.” ASU 2024-03 adds ASC 220-40 to require a footnote disclosure about specific expenses by requiring public entities to disaggregate, in a tabular presentation, each relevant expense caption on the face of the income statement that includes any of the following natural expenses: (1) purchases of inventory, (2) employee compensation, (3) depreciation, (4) intangible asset amortization, and (5) depreciation, depletion, and amortization (DD&A) recognized as part of oil- and gas-producing activities or other types of depletion expenses. The tabular disclosure would also include certain other expenses, when applicable. The ASU does not change or remove existing expense disclosure requirements; however, it may affect where that information appears in the footnotes to the financial statements. ASU 2024-03 is effective for all public entities for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company does not expect the adoption to have a material impact on the consolidated financial statements.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.

Recent Accounting Pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires an enhanced disclosure of significant segment expenses on an annual and interim basis. This guidance will be effective for the annual periods beginning the year ended December 31, 2024, and for interim periods beginning January 1, 2025. Early adoption is permitted. Upon adoption, the guidance should be applied retrospectively to all prior periods presented in the financial statements. The Company does not expect the adoption to have a material impact on the consolidated financial statements.

In December 2023, the FASB issued ASU 2023 - 09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This guidance is intended to enhance the transparency and decision - usefulness of income tax disclosures. The amendments in ASU 2023 - 09 address investor requests for enhanced income tax information primarily through changes to disclosure regarding rate reconciliation and income taxes paid both in the U.S. and in foreign jurisdictions. ASU 2023 - 09 is effective for fiscal years beginning after December 15, 2024 on a prospective basis, with the option to apply the standard retrospectively. Early adoption is permitted. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements disclosures.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40), which requires disaggregated disclosure of income statement expenses for public business entities. The objective of ASU 2024-03 is to “address requests from investors for more detailed information about the types of expenses . . . in commonly presented expense captions (such as cost of sales, SG&A [selling, general, and administrative expenses], and research and development).” Investors advised the FASB that “disclosure of disaggregated information about expenses is critically important in understanding an entity’s performance, assessing an entity’s prospects for future cash flows, and comparing an entity’s performance over time and with that of other entities.” ASU 2024-03 adds ASC 220-40 to require a footnote disclosure about specific expenses by requiring public entities to disaggregate, in a tabular presentation, each relevant expense caption on the face of the income statement that includes any of the following natural expenses: (1) purchases of inventory, (2) employee compensation, (3) depreciation, (4) intangible asset amortization, and (5) depreciation, depletion, and amortization (DD&A) recognized as part of oil- and gas-producing activities or other types of depletion expenses. The tabular disclosure would also include certain other expenses, when applicable. The ASU does not change or remove existing expense disclosure requirements; however, it may affect where that information appears in the footnotes to the financial statements. ASU 2024-03 is effective for all public entities for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company does not expect the adoption to have a material impact on the consolidated financial statements.

In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. The ASU provides additional guidance on whether induced conversion or extinguishment accounting should be applied to certain settlements of convertible debt instruments that do not occur in accordance with the instruments’ preexisting terms. The ASU requires entities to apply a preexisting contract approach. To qualify for induced conversion accounting under this approach, the inducement offer is required to preserve the form of consideration and result in an amount of consideration that is no less than that issuable pursuant to the preexisting conversion privileges. ASU 2024-04 clarifies how entities should assess the form and amount of consideration when applying this approach. In addition, the new ASU clarifies that induced conversion accounting can be applied to settlements of certain convertible debt instruments that are not currently convertible as long as the instrument contained a substantive conversion feature as of both its issuance date and the inducement offer acceptance date. The amendments in the ASU are effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company does not expect the adoption to have a material impact on the consolidated financial statements.

In January 2025, the FASB issued ASU 2025-01 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The Board issued Update 2024-03 on November 4, 2024. Update 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Following the issuance of Update 2024-03, the Board was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in Update 2024-03 in an interim reporting period, rather than in an annual reporting period. The Board’s intent in the basis for conclusions of Update 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. However, the Board acknowledges that there was ambiguity between the intent in the basis for conclusions in Update 2024-03 and the transition guidance that was included in the Codification when Update 2024-03 was issued. We do not expect the adoption of this accounting standard to have an impact on our consolidated financial statements..

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.